Note 16 - Tangible assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Type Of Assets Line Items [Line Items]
Property, plant and equipment	€ 10,084	€ 7,066
Investment Property	218	163
TANGIBLE ASSETS	10,302	7,229
For own use [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	9,808	6,756
Land And Buildings [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	6,086	5,939
Work In Progress Member [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	67	70
Furniture Fixtures And Vehicles [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	6,240	6,314
Rights To Use Assets [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	3,454
Investment Property	53
Accrued Depreciation [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	(5,693)	(5,350)
Investment Property	(13)	(11)
Impairment Of Assets Member [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	(346)	(217)
Investment Property	(27)	(27)
Leased Out Under An Operating Lease Member [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	276	310
Assests Leased Out Under An Operating Lease [Member]
Type Of Assets Line Items [Line Items]
Property, plant and equipment	353	386
Impairment Investment Property
Type Of Assets Line Items [Line Items]
Property, plant and equipment	0	0
Accrued Depreciation Investment Property
Type Of Assets Line Items [Line Items]
Property, plant and equipment	(77)	(76)
Building rental [Member]
Type Of Assets Line Items [Line Items]
Investment Property	202	195
Other [Member]
Type Of Assets Line Items [Line Items]
Investment Property	4	5
Total
Type Of Assets Line Items [Line Items]
Property, plant and equipment	10,084	7,066
Investment Property	218	163
TANGIBLE ASSETS	€ 10,302	€ 7,229